ISSANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended
Dec. 31, 2014
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING
ISSANCE OF ORDINARY SHARES FROM EQUITY OFFERING

20.ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

In March 2014, the Company issued 24,894,647 ordinary shares to a group of institutional investors for an aggregate cash consideration of RMB158,044,000 (US$25,472,000). In addition, the group of institutional investors purchased 28,960,922 ordinary shares from the Company’s existing shareholders for a total cash consideration of RMB183,858,000 (US$29,633,000) which was paid to the selling shareholders through the Company.